DISPOSAL OF BUSINESSES (Tables)	12 Months Ended
Dec. 31, 2017
Shanxi Huaxing
Disposal Groups Classified As Held For Sale [Line Items]
Schedule of the details of the net assets disposed of

Date of disposal

Net assets disposed of:
Cash and cash equivalents	114,794
Restricted cash and time deposits	46,716
Trade and notes receivables	34,479
Other current assets	30,849
Inventories	340,218
Property, plant and equipment	4,495,019
Land use right	251,295
Intangible assets	365,427
Deferred tax assets	3,057
Other non-current assets	487,076
Trade and notes payables	(426,288)
Other payables and accrued expenses	(898,781)
Interest bearing loans and borrowings	(2,312,574)
Income tax payable	(4,271)
Other non-current liabilities	(412,192)
Net assets	2,114,824
50% of net assets transferred into joint venture (Note)	(1,057,412)

Net assets disposed of	1,057,412
Gain on disposal of Shanxi Huaxing	1,294,067

2,351,479

Satisfied by:
Cash	705,444
Receivables as at December 31, 2015	1,646,035

2,351,479

Note:
50% of net assets transferred into joint venture	1,057,412
Gain on remeasurement of the remaining equity interest at fair value	1,294,067

Initial cost of investment in joint venture	2,351,479

Schedule of analysis of the cash flows of cash and cash equivalents in respect of the Disposal

2015

Cash consideration received	705,444
Less: cash and cash equivalents of Shanxi Huaxing disposed of	(114,794)

Net inflows of cash and cash equivalents in respect of the disposal of Shanxi Huaxing	590,650

Ningxia photovoltaic subsidiaries
Disposal Groups Classified As Held For Sale [Line Items]
Schedule of the details of the net assets disposed of

Date of lost control

Net assets:
Cash and cash equivalents	189
Trade and notes receivables	47,619
Other current assets	166,377
Inventories	18,718
Property, plant and equipment	387,324
Land use right	114,330
Intangible assets	3,954
Other non-current assets	8,432
Available-for-sale financial investments	5,686
Trade and notes payables	(290,441)
Other payables and accrued expenses	(215,198)
Deferred tax liabilities	(36,389)
Other non-current liabilities	(61,123)
Net assets	149,478

Trade and notes receivable due from Ningxia photovoltaic subsidiaries	15,644
Other current amount due from Ningxia photovoltaic subsidiaries	1,435,802
Provision for trade and notes receivable due from Ningxia photovoltaic subsidiaries	(15,644)
Provision for other current assets due from Ningxia photovoltaic subsidiaries	(1,321,712)

Consideration	114,090

Release of unrealized gains or losses between Ningxia photovoltaic subsidiaries and the Group upon deconsolidation	16,515

Net loss on lost control of Ningxia photovoltaic subsidiaries	(18,873)

Schedule of analysis of the cash flows of cash and cash equivalents in respect of the Disposal

2015

Cash consideration paid	—
Less: cash and cash equivalents of Ningxia photovoltaic subsidiaries	189

Net outflows of cash and cash equivalents in respect of lost control of Ningxia photovoltaic subsidiaries	(189)

Environmental Protection Business
Disposal Groups Classified As Held For Sale [Line Items]
Schedule of the details of the net assets disposed of

June 30,
2016
Net assets disposed of:
Property, plant and equipment	1,187,802
Trade and notes payables	(2,042)
Accruals and other payables	(2,665)

1,183,095
Gain on disposal of the Environmental Protection Business	571,270

Cash consideration	1,754,365

Shandong Engineering
Disposal Groups Classified As Held For Sale [Line Items]
Schedule of the details of the net assets disposed of

Date of disposal

Net assets disposed of:
Property, plant and equipment	109,103
Intangible assets	428
Deferred tax assets	3,106
Inventories	167,499
Trade receivables and notes receivable	1,067,636
Other current assets	23,136
Cash and cash equivalents	123,530
Other non-current liabilities	(4,637)
Other payables and accrued liabilities	(282,232)
Trade and notes payables	(727,622)
Interest-bearing loans and borrowings	(130,000)
Net assets	349,947

Non-controlling interests	3,961
Total net assets	345,986

Gain on disposal of Shandong Engineering	254,659
The fair value of the remaining equity interest in Shandong Engineering	240,258

Consideration	360,387

Satisfied by:
Cash	387
Notes receivable	360,000

Schedule of analysis of the cash flows of cash and cash equivalents in respect of the Disposal

Date of disposal

Cash consideration received	387
Cash and bank balances disposed of	(123,530)

Net outflows of cash and cash equivalents in respect of disposal of Shandong Engineering	(123,143)